UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 03897)

Exact name of registrant as specified in charter:	Putnam U.S. Government Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2008

Date of reporting period: June 30, 2008

Item 1. Schedule of Investments:

Putnam U.S. Government Income Trust
The fund's portfolio
6/30/08 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (139.1%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (60.4%)
Government National Mortgage Association Adjustable
Rate Mortgages 4 3/4s, July 20, 2026	$26,376	$26,620
Government National Mortgage Association Graduated
Payment Mortgages
13 3/4s, November 20, 2014	1,617	1,934
13 1/4s, December 20, 2014	14,797	17,538
12 3/4s, with due dates from December 15, 2013 to
July 20, 2014	29,148	33,886
12 1/4s, with due dates from February 15, 2014 to
March 15, 2014	41,555	47,749
11 1/4s, with due dates from September 15, 2015 to
January 15, 2016	67,169	77,106
10s, November 15, 2009	2,952	3,053
9 1/4s, with due dates from April 15, 2016 to
May 15, 2016	23,665	26,075
Government National Mortgage Association Pass-Through
Certificates
8 1/2s, December 15, 2019	10,474	11,362
8s, with due dates from July 15, 2008 to
November 15, 2009	303,148	307,752
7 1/2s, October 20, 2030	221,000	234,286
7s, with due dates from July 15, 2008 to
August 15, 2012	594,464	607,706
6 1/2s, with due dates from August 20, 2023 to
November 20, 2037	282,698,373	292,374,019
6 1/2s, TBA, July 1, 2038	74,000,000	76,393,441
6s, with due dates from November 15, 2023 to
October 15, 2033	1,046,595	1,072,483
5 1/2s, with due dates from March 15, 2033 to
October 15, 2035	9,779,546	9,768,232
5 1/2s, TBA, July 1, 2038	402,000,000	399,864,375
		780,867,617

U.S. Government Agency Mortgage Obligations (78.7%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, with due dates from June 1, 2021 to October 1, 2021	773,229	792,741
5 1/2s, with due dates from June 1, 2014 to May 1, 2020	739,047	749,994
5s, with due dates from May 1, 2034 to June 1, 2037	567,130	546,039
Federal National Mortgage Association Pass-Through
Certificates
7 1/2s, with due dates from January 1, 2030 to
May 1, 2030	39,550	42,161
7s, with due dates from September 1, 2028 to
December 1, 2035	1,968,182	2,077,207
7s, with due dates from November 1, 2012 to
January 1, 2015	115,159	119,410
6 1/2s, with due dates from September 1, 2032 to
September 1, 2037	174,165	179,983
6 1/2s, with due dates from February 1, 2014 to
February 1, 2017	458,260	477,777
6s, with due dates from March 1, 2037 to
September 1, 2037	600,157	606,581
6s, with due dates from July 1, 2016 to January 1, 2022	3,002,435	3,081,111
6s, TBA, July 1, 2034	15,000,000	15,130,079
5 1/2s, with due dates from March 1, 2037 to
December 1, 2037	1,367,622	1,349,672
5 1/2s, with due dates from June 1, 2009 to
April 1, 2021	1,962,355	1,988,586
5 1/2s, TBA, August 1, 2038	76,000,000	74,702,657
5 1/2s, TBA, July 1, 2035	560,000,000	551,775,000
5s, May 1, 2021	50,452	50,111
5s, TBA, August 1, 2038	116,000,000	110,906,881
5s, TBA, July 1, 2038	261,000,000	250,091,009
4 1/2s, with due dates from June 1, 2034 to
October 1, 2035	1,946,760	1,808,292
		1,016,475,291

Total U.S. government and agency mortgage obligations (cost $1,794,830,267)		$1,797,342,908

U.S. GOVERNMENT AGENCY OBLIGATIONS (2.0%)(a)
	Principal amount	Value

Fannie Mae 4 1/4s, August 15, 2010	$5,850,000	$5,964,116
Freddie Mac
6 7/8s, September 15, 2010	4,112,000	4,421,784
6 5/8s, September 15, 2009	14,600,000	15,233,187

Total U.S. government agency obligations (cost $25,229,637)		$25,619,087

U.S. TREASURY OBLIGATIONS (4.1%)(a)
	Principal amount	Value

U.S. Treasury Notes
4 1/4s, August 15, 2014	$790,000	$825,457
4 1/4s, September 30, 2012	34,538,000	35,951,899
4s, February 15, 2014	15,220,000	15,703,354

Total U.S. treasury obligations (cost $50,274,363)		$52,480,710

COLLATERALIZED MORTGAGE OBLIGATIONS (40.0%)(a)
	Principal amount	Value

Banc of America Commercial Mortgage, Inc.
Ser. 07-2, Class A2, 5.634s, 2049 (F)	$501,000	$491,045
FRB Ser. 05-1, Class A5, 5.24s, 2042	710,000	698,823
Ser. 05-6, Class A2, 5.165s, 2047	1,093,000	1,078,935
Ser. 04-4, Class A6, 4.877s, 2042	60,000	56,934
Citigroup Mortgage Loan Trust, Inc. IFB Ser. 07-6,
Class 2A5, Interest only (IO), 4.168s, 2037	3,856,418	278,706
Commercial Mortgage Pass-Through Certificates FRB Ser.
04-LB3A, Class A5, 5.441s, 2037 (F)	40,000	38,799
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 3.597s, 2035	40,771,573	2,657,095
IFB Ser. 05-R2, Class 1AS, IO, 3.242s, 2035	31,415,687	1,658,915
Credit Suisse Mortgage Capital Certificates FRB Ser.
07-C4, Class A2, 6.005s, 2039	441,000	437,220
CS First Boston Mortgage Securities Corp.
FRB Ser. 04-C3, Class A5, 5.113s, 2036 (F)	259,000	246,946
FRB Ser. 05-C5, Class A4, 5.1s, 2038	99,000	93,567
Ser. 04-C3, Class A3, 4.302s, 2036	555,000	551,012
Fannie Mae
IFB Ser. 06-70, Class SM, 33.724s, 2036	343,847	443,929
IFB Ser. 07-75, Class JS, 32 1/2s, 2037	1,613,170	2,169,904
IFB Ser. 07-80, Class AS, 29 1/2s, 2037	359,229	455,986
IFB Ser. 07-75, Class CS, 28.123s, 2037	1,077,730	1,438,562
IFB Ser. 06-62, Class PS, 25.005s, 2036	2,052,054	2,585,936
IFB Ser. 07-60, Class SB, 24.705s, 2037	477,799	572,308
IFB Ser. 06-76, Class QB, 24.705s, 2036	2,401,352	3,021,032
IFB Ser. 06-63, Class SP, 24.405s, 2036	2,624,928	3,261,067
IFB Ser. 07-W7, Class 1A4, 24.285s, 2037	1,220,605	1,450,097
IFB Ser. 07-81, Class SC, 22.905s, 2037	906,970	1,067,554
IFB Ser. 07-1, Class NK, 22.096s, 2037	2,142,017	2,590,875
IFB Ser. 06-104, Class GS, 21.747s, 2036	892,294	1,072,397
IFB Ser. 06-104, Class ES, 21.038s, 2036	190,765	228,135
IFB Ser. 06-49, Class SE, 19.07s, 2036	799,249	929,110
IFB Ser. 06-60, Class AK, 18.87s, 2036	695,627	805,377
IFB Ser. 06-60, Class TK, 18.67s, 2036	686,238	793,852
IFB Ser. 06-104, Class CS, 18.529s, 2036	237,536	265,383
IFB Ser. 07-30, Class FS, 18.329s, 2037	2,158,010	2,399,957
IFB Ser. 07-96, Class AS, 17.738s, 2037	166,029	178,605
IFB Ser. 05-25, Class PS, 17.237s, 2035	132,014	148,969
IFB Ser. 06-115, Class ES, 16.63s, 2036	891,898	1,016,759
IFB Ser. 05-74, Class CP, 15.648s, 2035	2,555,554	2,869,702
IFB Ser. 05-115, Class NQ, 15.628s, 2036	701,099	753,261
IFB Ser. 06-27, Class SP, 15.464s, 2036	1,942,203	2,162,540
IFB Ser. 06-8, Class HP, 15.464s, 2036	2,068,739	2,298,538
IFB Ser. 06-8, Class WK, 15.464s, 2036	3,282,715	3,619,152
IFB Ser. 05-106, Class US, 15.464s, 2035	3,073,369	3,429,460
IFB Ser. 05-99, Class SA, 15.464s, 2035	1,501,168	1,644,227
IFB Ser. 05-74, Class DM, 15.281s, 2035	2,969,739	3,266,626
IFB Ser. 06-60, Class CS, 14.988s, 2036	1,218,446	1,266,538
IFB Ser. 05-74, Class CS, 13.193s, 2035	2,908,457	3,146,385
IFB Ser. 05-114, Class SP, 12.753s, 2036	880,911	913,342
IFB Ser. 05-95, Class CP, 12.496s, 2035	249,049	268,640
IFB Ser. 05-106, Class JC, 12.426s, 2035	1,688,232	1,686,951
IFB Ser. 05-83, Class QP, 10.94s, 2034	1,043,964	1,038,910
IFB Ser. 05-72, Class SB, 10.669s, 2035	952,535	957,041
IFB Ser. 05-57, Class MN, 10.626s, 2035	1,910,505	1,965,404
Ser. 03-W6, Class PT1, 9.958s, 2042	756,333	850,191
Ser. 383, Class 90, IO, 8s, 2037	81,261	14,285
Ser. 383, Class 91, IO, 8s, 2037	82,103	14,392
Ser. 02-26, Class A2, 7 1/2s, 2048	336,903	358,864
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	2,506,528	2,682,973
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	720,626	771,260
Ser. 02-T19, Class A3, 7 1/2s, 2042	465,075	496,028
Ser. 02-14, Class A2, 7 1/2s, 2042	501,892	532,798
Ser. 01-T10, Class A2, 7 1/2s, 2041	3,178,332	3,370,281
Ser. 02-T4, Class A3, 7 1/2s, 2041	577,046	611,828
Ser. 01-T12, Class A2, 7 1/2s, 2041	1,307,319	1,385,484
Ser. 01-T3, Class A1, 7 1/2s, 2040	1,058,014	1,120,439
Ser. 01-T1, Class A1, 7 1/2s, 2040	3,070,606	3,277,172
Ser. 99-T2, Class A1, 7 1/2s, 2039	1,286,631	1,388,383
Ser. 386, Class 26, IO, 7 1/2s, 2038	164,939	28,335
Ser. 386, Class 27, IO, 7 1/2s, 2037	95,997	16,492
Ser. 386, Class 28, IO, 7 1/2s, 2037	93,139	16,000
Ser. 383, Class 88, IO, 7 1/2s, 2037	173,999	32,707
Ser. 383, Class 89, IO, 7 1/2s, 2037	136,144	25,701
Ser. 383, Class 87, IO, 7 1/2s, 2037	216,746	42,218
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	2,115,751	2,255,555
Ser. 02-T1, Class A3, 7 1/2s, 2031	3,682,017	3,914,051
Ser. 00-T6, Class A1, 7 1/2s, 2030	1,111,224	1,176,444
Ser. 01-T5, Class A3, 7 1/2s, 2030	33,032	35,068
Ser. 01-T4, Class A1, 7 1/2s, 2028	2,939,542	3,151,657
Ser. 02-26, Class A1, 7s, 2048	2,547,665	2,681,387
Ser. 04-W12, Class 1A3, 7s, 2044	1,501,453	1,586,940
Ser. 04-T3, Class 1A3, 7s, 2044	1,492,031	1,576,631
Ser. 04-T2, Class 1A3, 7s, 2043	955,935	1,010,170
Ser. 03-W8, Class 2A, 7s, 2042	9,649,449	10,178,200
Ser. 03-W3, Class 1A2, 7s, 2042	925,588	975,376
Ser. 02-T16, Class A2, 7s, 2042	6,442,114	6,796,984
Ser. 02-T19, Class A2, 7s, 2042	4,107,300	4,329,172

Ser. 01-T10, Class A1, 7s, 2041	1,807,712	1,896,998
Ser. 02-T4, Class A2, 7s, 2041	4,109,921	4,313,749
Ser. 386, Class 24, IO, 7s, 2038	137,231	25,488
Ser. 386, Class 25, IO, 7s, 2038	146,118	27,329
Ser. 386, Class 22, IO, 7s, 2038	189,345	36,362
Ser. 386, Class 21, IO, 7s, 2037	213,544	41,882
Ser. 386, Class 23, IO, 7s, 2037	208,451	38,988
Ser. 383, Class 84, IO, 7s, 2037	195,318	41,412
Ser. 383, Class 85, IO, 7s, 2037	124,593	26,080
Ser. 383, Class 86, IO, 7s, 2037	97,869	20,486
Ser. 383, Class 79, IO, 7s, 2037	200,532	43,617
Ser. 383, Class 80, IO, 7s, 2037	434,238	96,189
Ser. 383, Class 81, IO, 7s, 2037	240,931	50,288
Ser. 383, Class 82, IO, 7s, 2037	237,132	48,378
Ser. 383, Class 83, IO, 7s, 2037	198,885	41,770
Ser. 04-W1, Class 2A2, 7s, 2033	5,972,123	6,307,751
Ser. 386, Class 20, IO, 6 1/2s, 2038	206,856	42,706
Ser. 389, Class 7, IO, 6 1/2s, 2038	107,000	22,751
Ser. 386, Class 14, IO, 6 1/2s, 2038	1,705,339	374,929
Ser. 386, Class 12, IO, 6 1/2s, 2038	1,115,870	236,178
Ser. 386, Class 19, IO, 6 1/2s, 2038	202,517	41,203
Ser. 386, Class 15, IO, 6 1/2s, 2037	282,652	59,174
Ser. 386, Class 17, IO, 6 1/2s, 2037	309,576	65,925
Ser. 386, Class 18, IO, 6 1/2s, 2037	228,379	48,224
Ser. 386, Class 13, IO, 6 1/2s, 2037	292,176	59,503
Ser. 386, Class 16, IO, 6 1/2s, 2037	211,502	44,999
Ser. 383, Class 60, IO, 6 1/2s, 2037	985,432	227,773
Ser. 383, Class 62, IO, 6 1/2s, 2037	271,332	61,521
Ser. 383, Class 69, IO, 6 1/2s, 2037	155,160	35,181
Ser. 383, Class 63, IO, 6 1/2s, 2037	212,795	47,142
Ser. 383, Class 64, IO, 6 1/2s, 2037	395,775	90,450
Ser. 383, Class 67, IO, 6 1/2s, 2037	207,304	46,838
Ser. 383, Class 68, IO, 6 1/2s, 2037	100,861	22,859
Ser. 383, Class 58, IO, 6 1/2s, 2037	460,848	103,800
Ser. 383, Class 59, IO, 6 1/2s, 2037	288,543	63,865
Ser. 383, Class 61, IO, 6 1/2s, 2037	229,978	51,086
Ser. 383, Class 65, IO, 6 1/2s, 2037	271,736	62,646
Ser. 383, Class 66, IO, 6 1/2s, 2037	277,102	63,689
Ser. 383, Class 72, IO, 6 1/2s, 2037	1,103,496	255,933
Ser. 383, Class 77, IO, 6 1/2s, 2037	165,621	37,766
Ser. 383, Class 78, IO, 6 1/2s, 2037	169,237	38,489
Ser. 381, Class 14, IO, 6 1/2s, 2037	180,371	40,582
Ser. 381, Class 15, IO, 6 1/2s, 2037	127,403	29,905
Ser. 383, Class 73, IO, 6 1/2s, 2037	375,814	85,132
Ser. 383, Class 76, IO, 6 1/2s, 2037	224,733	52,414
Ser. 383, Class 70, IO, 6 1/2s, 2037	581,217	131,777
Ser. 383, Class 74, IO, 6 1/2s, 2037	309,966	70,060
Ser. 383, Class 71, IO, 6 1/2s, 2036	245,301	55,174
Ser. 383, Class 75, IO, 6 1/2s, 2036	196,564	45,314
Ser. 371, Class 2, IO, 6 1/2s, 2036	982,731	261,137
Ser. 383, Class 101, IO, 6 1/2s, 2022	96,682	15,213
Ser. 383, Class 102, IO, 6 1/2s, 2022	80,011	12,510
Ser. 389, Class 6, IO, 6s, 2038	100,000	18,983
Ser. 386, Class 10, IO, 6s, 2038	147,759	32,852
Ser. 386, Class 11, IO, 6s, 2038	98,883	22,450
Ser. 386, Class 8, IO, 6s, 2038	1,318,892	282,035
Ser. 389, Class 3, IO, 6s, 2038	114,000	26,333
Ser. 383, Class 40, IO, 6s, 2038	1,888,893	434,098
Ser. 383, Class 41, IO, 6s, 2038	1,657,989	380,701
Ser. 383, Class 42, IO, 6s, 2038	1,198,970	276,740
Ser. 383, Class 43, IO, 6s, 2038	1,083,139	250,762
Ser. 383, Class 44, IO, 6s, 2038	989,962	228,498
Ser. 383, Class 45, IO, 6s, 2038	762,279	178,154
Ser. 383, Class 46, IO, 6s, 2038	662,561	154,782
Ser. 383, Class 47, IO, 6s, 2038	586,519	137,018
Ser. 383, Class 48, IO, 6s, 2038	526,423	123,347
Ser. 383, Class 52, IO, 6s, 2038	213,230	49,962
Ser. 389, Class 2, IO, 6s, 2038	125,000	26,099
Ser. 389, Class 5, IO, 6s, 2038	134,000	29,735
Ser. 389, Class 4, IO, 6s, 2038	134,000	28,407
Ser. 386, Class 9, IO, 6s, 2038	946,381	209,849
Ser. 383, Class 28, IO, 6s, 2038	1,976,561	459,005
Ser. 383, Class 29, IO, 6s, 2038	1,778,207	414,009
Ser. 383, Class 30, IO, 6s, 2038	1,312,009	307,695
Ser. 383, Class 31, IO, 6s, 2038	1,158,449	271,682
Ser. 383, Class 32, IO, 6s, 2038	897,376	212,158
Ser. 383, Class 33, IO, 6s, 2038	768,063	181,585
Ser. 383, Class 37, IO, 6s, 2038	297,825	70,948
Ser. 386, Class 7, IO, 6s, 2038	1,153,799	278,549
Ser. 383, Class 34, IO, 6s, 2037	311,326	72,079
Ser. 383, Class 35, IO, 6s, 2037	257,831	59,539
Ser. 383, Class 36, IO, 6s, 2037	202,532	46,992
Ser. 383, Class 38, IO, 6s, 2037	126,315	29,182
Ser. 383, Class 50, IO, 6s, 2037	360,075	82,103
Ser. 386, Class 6, IO, 6s, 2037	556,231	127,950
Ser. 383, Class 39, IO, 6s, 2037	91,292	20,890
Ser. 383, Class 49, IO, 6s, 2037	271,054	62,293
Ser. 383, Class 51, IO, 6s, 2037	280,653	63,994
Ser. 383, Class 53, IO, 6s, 2037	103,070	23,739
Ser. 383, Class 54, IO, 6s, 2037	87,366	20,113
Ser. 383, Class 57, IO, 6s, 2037	171,052	39,481
Ser. 383, Class 100, IO, 6s, 2022	98,448	15,460
Ser. 383, Class 98, IO, 6s, 2022	303,702	48,998
Ser. 383, Class 99, IO, 6s, 2022	134,145	21,026
Ser. 383, Class 17, IO, 5 1/2s, 2038	1,554,334	359,124

Ser. 383, Class 18, IO, 5 1/2s, 2038	1,036,411	240,700
Ser. 383, Class 19, IO, 5 1/2s, 2038	945,549	219,598
Ser. 383, Class 25, IO, 5 1/2s, 2038	162,013	36,253
Ser. 386, Class 3, IO, 5 1/2s, 2037	572,325	130,534
Ser. 386, Class 4, IO, 5 1/2s, 2037	233,526	54,217
Ser. 386, Class 5, IO, 5 1/2s, 2037	150,686	35,540
Ser. 383, Class 14, IO, 5 1/2s, 2037	369,996	86,304
Ser. 383, Class 15, IO, 5 1/2s, 2037	143,260	32,688
Ser. 383, Class 3, IO, 5 1/2s, 2037	1,636,787	375,265
Ser. 383, Class 4, IO, 5 1/2s, 2037	1,445,798	333,493
Ser. 383, Class 5, IO, 5 1/2s, 2037	917,919	211,730
Ser. 383, Class 6, IO, 5 1/2s, 2037	825,323	190,948
Ser. 383, Class 7, IO, 5 1/2s, 2037	812,645	187,448
Ser. 383, Class 10, IO, 5 1/2s, 2037	298,899	71,747
Ser. 383, Class 11, IO, 5 1/2s, 2037	208,098	49,432
Ser. 383, Class 12, IO, 5 1/2s, 2037	190,171	45,288
Ser. 383, Class 13, IO, 5 1/2s, 2037	191,165	45,525
Ser. 383, Class 8, IO, 5 1/2s, 2037	328,537	78,861
Ser. 383, Class 9, IO, 5 1/2s, 2037	313,234	75,188
Ser. 383, Class 20, IO, 5 1/2s, 2037	583,833	138,385
Ser. 383, Class 21, IO, 5 1/2s, 2037	552,036	130,849
Ser. 383, Class 22, IO, 5 1/2s, 2037	374,558	88,557
Ser. 383, Class 23, IO, 5 1/2s, 2037	337,914	79,893
Ser. 383, Class 24, IO, 5 1/2s, 2037	236,803	54,122
Ser. 383, Class 26, IO, 5 1/2s, 2037	173,910	41,326
Ser. 363, Class 2, IO, 5 1/2s, 2035	272,351	71,308
Ser. 383, Class 95, IO, 5 1/2s, 2022	474,424	78,677
Ser. 383, Class 97, IO, 5 1/2s, 2022	200,881	32,077
Ser. 383, Class 94, IO, 5 1/2s, 2022	238,312	38,862
Ser. 383, Class 96, IO, 5 1/2s, 2022	260,831	40,561
IFB Ser. 07-W6, Class 6A2, IO, 5.318s, 2037	1,412,164	150,027
IFB Ser. 06-90, Class SE, IO, 5.318s, 2036	1,348,811	178,068
IFB Ser. 03-66, Class SA, IO, 5.168s, 2033	2,477,998	280,363
Ser. 383, Class 2, IO, 5s, 2037	154,625	37,205
Ser. 383, Class 1, IO, 5s, 2037	333,457	78,278
Ser. 383, Class 92, IO, 5s, 2022	207,027	32,666
Ser. 383, Class 93, IO, 5s, 2022	111,382	17,893
IFB Ser. 07-W6, Class 5A2, IO, 4.808s, 2037	2,021,823	209,156
IFB Ser. 07-W4, Class 4A2, IO, 4.798s, 2037	9,761,252	957,091
IFB Ser. 07-W2, Class 3A2, IO, 4.798s, 2037	2,996,058	294,873
IFB Ser. 06-115, Class BI, IO, 4.778s, 2036	2,507,325	191,880
IFB Ser. 05-113, Class AI, IO, 4.748s, 2036	475,012	52,050
IFB Ser. 05-113, Class DI, IO, 4.748s, 2036	3,609,961	342,157
IFB Ser. 07-60, Class AX, IO, 4.668s, 2037	863,232	90,914
IFB Ser. 06-60, Class SI, IO, 4.668s, 2036	2,821,008	311,251
IFB Ser. 06-60, Class UI, IO, 4.668s, 2036	1,134,213	126,533
IFB Ser. 06-60, Class DI, IO, 4.588s, 2035	1,224,817	105,640
IFB Ser. 05-65, Class KI, IO, 4.518s, 2035	5,399,356	478,633
IFB Ser. 08-01, Class GI, IO, 4.478s, 2037	11,332,998	1,151,677
IFB Ser. 07-54, Class CI, IO, 4.278s, 2037	1,685,672	165,254
IFB Ser. 07-39, Class PI, IO, 4.278s, 2037	1,778,658	155,845
IFB Ser. 07-30, Class WI, IO, 4.278s, 2037	10,647,020	875,941
IFB Ser. 07-28, Class SE, IO, 4.268s, 2037	2,014,874	188,145
IFB Ser. 06-128, Class SH, IO, 4.268s, 2037	2,275,861	187,144
IFB Ser. 06-56, Class SM, IO, 4.268s, 2036	2,644,275	220,047
IFB Ser. 05-90, Class SP, IO, 4.268s, 2035	4,573,943	386,901
IFB Ser. 05-12, Class SC, IO, 4.268s, 2035	2,022,386	157,840
IFB Ser. 07-W5, Class 2A2, IO, 4.258s, 2037	1,038,102	82,139
IFB Ser. 07-30, Class IE, IO, 4.258s, 2037	5,439,159	587,414
IFB Ser. 06-123, Class CI, IO, 4.258s, 2037	4,505,121	427,544
IFB Ser. 06-123, Class UI, IO, 4.258s, 2037	1,932,938	180,504
IFB Ser. 05-82, Class SY, IO, 4.248s, 2035	11,339,346	924,175
IFB Ser. 07-15, Class BI, IO, 4.218s, 2037	3,150,002	289,634
IFB Ser. 06-126, Class CS, IO, 4.218s, 2037	316,661	27,305
IFB Ser. 06-16, Class SM, IO, 4.218s, 2036	1,486,202	136,730
IFB Ser. 05-95, Class CI, IO, 4.218s, 2035	3,349,061	320,141
IFB Ser. 05-84, Class SG, IO, 4.218s, 2035	5,460,740	525,710
IFB Ser. 05-57, Class NI, IO, 4.218s, 2035	988,791	88,175
IFB Ser. 05-83, Class QI, IO, 4.208s, 2035	898,719	92,549
IFB Ser. 06-128, Class GS, IO, 4.198s, 2037	1,894,577	179,716
IFB Ser. 06-114, Class IS, IO, 4.168s, 2036	2,256,388	194,372
IFB Ser. 06-115, Class IE, IO, 4.158s, 2036	1,706,654	153,607
IFB Ser. 06-117, Class SA, IO, 4.158s, 2036	2,531,050	218,377
IFB Ser. 06-121, Class SD, IO, 4.158s, 2036	2,015,400	175,472
IFB Ser. 06-109, Class SG, IO, 4.148s, 2036	1,575,568	138,566
IFB Ser. 06-104, Class SY, IO, 4.138s, 2036	167,840	13,674
IFB Ser. 06-109, Class SH, IO, 4.138s, 2036	2,308,392	225,334
IFB Ser. 07-W6, Class 4A2, IO, 4.118s, 2037	8,257,956	713,260
IFB Ser. 06-128, Class SC, IO, 4.118s, 2037	4,526,462	394,164
IFB Ser. 06-43, Class SI, IO, 4.118s, 2036	479,002	40,244
IFB Ser. 06-44, Class IS, IO, 4.118s, 2036	3,978,281	313,756
IFB Ser. 06-8, Class JH, IO, 4.118s, 2036	7,896,482	752,733
IFB Ser. 05-122, Class SG, IO, 4.118s, 2035	1,500,573	135,124
IFB Ser. 05-95, Class OI, IO, 4.108s, 2035	568,629	54,217
IFB Ser. 06-92, Class JI, IO, 4.098s, 2036	1,075,373	94,483
IFB Ser. 06-92, Class LI, IO, 4.098s, 2036	2,492,223	219,185
IFB Ser. 06-96, Class ES, IO, 4.098s, 2036	1,312,946	113,489
IFB Ser. 06-99, Class AS, IO, 4.098s, 2036	147,772	13,188
IFB Ser. 06-85, Class TS, IO, 4.078s, 2036	4,443,791	358,300
IFB Ser. 06-61, Class SE, IO, 4.068s, 2036	4,538,001	336,066
IFB Ser. 07-75, Class PI, IO, 4.058s, 2037	2,564,716	209,083
IFB Ser. 07-76, Class SA, IO, 4.058s, 2037	1,339,449	102,005
IFB Ser. 07-W7, Class 2A2, IO, 4.048s, 2037	6,982,022	581,931
IFB Ser. 07-88, Class MI, IO, 4.038s, 2037	213,162	15,596
IFB Ser. 08-10, Class AI, IO, 4.018s, 2038	59,485,847	3,323,535

IFB Ser. 07-116, Class IA, IO, 4.018s, 2037	10,111,739	822,256
IFB Ser. 07-103, Class AI, IO, 4.018s, 2037	12,120,000	1,024,279
IFB Ser. 07-1, Class NI, IO, 4.018s, 2037	2,838,193	220,798
IFB Ser. 03-124, Class ST, IO, 4.018s, 2034	1,677,422	112,804
IFB Ser. 07-15, Class NI, IO, 4.018s, 2022	3,004,101	231,999
IFB Ser. 08-3, Class SC, IO, 3.968s, 2038	220,707	17,407
IFB Ser. 07-109, Class XI, IO, 3.968s, 2037	1,384,477	115,027
IFB Ser. 07-109, Class YI, IO, 3.968s, 2037	2,744,854	207,742
IFB Ser. 07-88, Class JI, IO, 3.968s, 2037	4,238,012	355,234
IFB Ser. 07-54, Class KI, IO, 3.958s, 2037	1,395,586	102,845
IFB Ser. 07-30, Class JS, IO, 3.958s, 2037	4,475,269	374,698
IFB Ser. 07-30, Class LI, IO, 3.958s, 2037	3,346,094	288,228
IFB Ser. 07-106, Class SN, IO, 3.928s, 2037	2,751,678	206,403
IFB Ser. 07-54, Class IA, IO, 3.928s, 2037	2,483,124	211,110
IFB Ser. 07-54, Class IB, IO, 3.928s, 2037	2,483,124	211,110
IFB Ser. 07-54, Class IC, IO, 3.928s, 2037	2,483,124	211,110
IFB Ser. 07-54, Class ID, IO, 3.928s, 2037	2,483,124	211,110
IFB Ser. 07-54, Class IE, IO, 3.928s, 2037	2,483,124	211,110
IFB Ser. 07-54, Class IF, IO, 3.928s, 2037	3,690,793	311,832
IFB Ser. 07-54, Class NI, IO, 3.928s, 2037	1,050,433	85,404
IFB Ser. 07-54, Class UI, IO, 3.928s, 2037	2,673,841	237,890
IFB Ser. 07-109, Class AI, IO, 3.918s, 2037	1,094,916	87,672
IFB Ser. 07-91, Class AS, IO, 3.918s, 2037	1,741,603	132,364
IFB Ser. 07-91, Class HS, IO, 3.918s, 2037	1,849,436	135,240
IFB Ser. 07-15, Class CI, IO, 3.898s, 2037	8,376,449	703,318
IFB Ser. 06-123, Class BI, IO, 3.898s, 2037	10,956,389	898,932
IFB Ser. 06-115, Class JI, IO, 3.898s, 2036	6,089,387	511,556
IFB Ser. 07-109, Class PI, IO, 3.868s, 2037	1,441,522	110,271
IFB Ser. 06-123, Class LI, IO, 3.838s, 2037	4,057,922	325,306
IFB Ser. 08-1, Class NI, IO, 3.768s, 2037	5,127,157	349,646
IFB Ser. 07-116, Class BI, IO, 3.768s, 2037	9,392,699	647,540
IFB Ser. 08-01, Class AI, IO, 3.768s, 2037	13,735,144	1,048,242
IFB Ser. 08-10, Class GI, IO, 3.748s, 2038	4,180,297	297,053
IFB Ser. 08-1, Class HI, IO, 3.718s, 2037	6,422,129	474,743
IFB Ser. 07-39, Class AI, IO, 3.638s, 2037	4,276,042	307,876
IFB Ser. 07-32, Class SD, IO, 3.628s, 2037	2,892,610	201,692
IFB Ser. 07-30, Class UI, IO, 3.618s, 2037	2,425,918	183,114
IFB Ser. 07-32, Class SC, IO, 3.618s, 2037	3,838,237	280,583
IFB Ser. 07-1, Class CI, IO, 3.618s, 2037	2,804,009	207,525
IFB Ser. 05-74, Class SE, IO, 3.618s, 2035	3,584,669	217,880
IFB Ser. 05-82, Class SI, IO, 3.618s, 2035	10,794,581	674,321
IFB Ser. 05-74, Class NI, IO, 3.598s, 2035	14,554,590	1,127,906
IFB Ser. 05-14, Class SE, IO, 3.568s, 2035	428,743	26,730
IFB Ser. 08-1, Class BI, IO, 3.428s, 2038	1,714,332	96,239
IFB Ser. 07-75, Class ID, IO, 3.388s, 2037	2,119,880	143,686
FRB Ser. 07-103, Class HB, 2.883s, 2037	20,993,144	20,573,281
FRB Ser. 07-95, Class A1, 2.733s, 2036	11,648,780	11,573,063
FRB Ser. 07-95, Class A2, 2.733s, 2036	47,880,000	47,501,748
FRB Ser. 07-95, Class A3, 2.733s, 2036	13,271,000	12,724,235
FRB Ser. 07-101, Class A2, 2.733s, 2036	20,184,000	20,016,473
Ser. 03-W12, Class 2, IO, 2.218s, 2043	25,939,130	1,637,906
Ser. 08-33, Principle only (PO), zero %, 2038	308,343	215,384
Ser. 08-9, PO, zero %, 2038	224,425	166,288
Ser. 07-112, Class EO, PO, zero %, 2037	269,970	194,226
Ser. 07-89, Class PO, PO, zero %, 2037	513,561	375,103
Ser. 07-64, Class LO, PO, zero %, 2037	135,600	104,845
Ser. 07-47, Class B0, PO, zero %, 2037	82,056	61,672
Ser. 07-14, Class KO, PO, zero %, 2037	124,602	92,650
Ser. 06-125, Class MO, PO, zero %, 2037	222,345	167,041
Ser. 06-125, Class OX, PO, zero %, 2037	84,913	59,559
Ser. 06-116, Class OD, PO, zero %, 2036	83,441	60,245
Ser. 06-117, Class OA, PO, zero %, 2036	237,159	170,440
Ser. 06-81, Class OP, PO, zero %, 2036	119,909	87,823
Ser. 06-84, Class OT, PO, zero %, 2036	74,041	54,674
Ser. 06-56, Class XF, zero %, 2036	220,335	205,176
Ser. 06-46, Class OC, PO, zero %, 2036	78,804	57,761
Ser. 06-16, Class OG, PO, zero %, 2036	77,357	55,082
Ser. 04-38, Class AO, PO, zero %, 2034	2,376,876	1,708,667
Ser. 04-61, Class CO, PO, zero %, 2031	3,324,496	2,772,906
Ser. 07-31, Class TS, IO, zero %, 2009	6,608,291	63,539
Ser. 07-15, Class IM, IO, zero %, 2009	2,665,325	23,522
Ser. 07-16, Class TS, IO, zero %, 2009 (F)	10,949,023	79,604
FRB Ser. 07-76, Class SF, zero %, 2037	140,954	139,080
FRB Ser. 06-115, Class SN, zero %, 2036	1,204,640	1,192,898
FRB Ser. 06-104, Class EK, zero %, 2036	115,001	112,063
FRB Ser. 05-117, Class GF, zero %, 2036	248,251	207,934
FRB Ser. 05-79, Class FE, zero %, 2035	570,396	575,189
FRB Ser. 05-45, Class FG, zero %, 2035	767,850	668,871
FRB Ser. 05-81, Class DF, zero %, 2033	261,941	264,532
FRB Ser. 06-1, Class HF, zero %, 2032	360,561	340,750
IFB Ser. 06-75, Class FY, zero %, 2036	528,571	532,419
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-58, Class 4A, 7 1/2s, 2043	6,680,070	7,133,129
Ser. T-42, Class A5, 7 1/2s, 2042	220,079	234,997
Ser. T-60, Class 1A2, 7s, 2044	3,655,745	3,861,484
Ser. T-59, Class 1A2, 7s, 2043	3,701,980	3,918,085
Ser. T-55, Class 1A2, 7s, 2043	2,171,104	2,283,456
IFB Ser. T-56, Class 2ASI, IO, 5.618s, 2043	1,184,658	133,629
Freddie Mac
IFB Ser. 3360, Class SB, 28.87s, 2037	557,386	734,442
IFB Ser. 3339, Class WS, 28.061s, 2037	1,027,146	1,365,718
IFB Ser. 3339, Class JS, 26.772s, 2037	897,490	1,119,280
IFB Ser. 3202, Class PS, 24.412s, 2036	1,672,612	2,077,374
IFB Ser. 3349, Class SA, 24.173s, 2037	1,622,623	1,978,870

IFB Ser. 3331, Class SE, 24.173s, 2037	396,627	472,308
IFB Ser. 3153, Class SX, 20.894s, 2036	3,467,310	4,124,588
IFB Ser. 3153, Class JS, 20.744s, 2036	114,625	134,703
IFB Ser. 3081, Class DC, 18.039s, 2035	1,216,753	1,361,936
IFB Ser. 3114, Class GK, 16.515s, 2036	819,003	903,471
IFB Ser. 3360, Class SC, 16.483s, 2037	1,148,932	1,198,964
IFB Ser. 3408, Class EK, 15.849s, 2037	275,344	289,340
IFB Ser. 2979, Class AS, 15.212s, 2034	614,148	650,286
IFB Ser. 3153, Class UT, 14.955s, 2036	2,112,165	2,218,398
IFB Ser. 3149, Class SU, 12.867s, 2036	800,869	816,051
IFB Ser. 3065, Class DC, 12.446s, 2035	1,988,104	2,013,670
IFB Ser. 3012, Class GP, 12.424s, 2035	1,267,708	1,309,987
IFB Ser. 3012, Class UP, 11.846s, 2035	91,174	96,174
IFB Ser. 3012, Class FS, 10.697s, 2035	99,735	98,968
IFB Ser. 3031, Class BS, 10.547s, 2035	2,626,793	2,598,586
IFB Ser. 3184, Class SP, IO, 4.879s, 2033	2,654,140	248,339
IFB Ser. 2882, Class LS, IO, 4.729s, 2034	324,910	34,526
IFB Ser. 3203, Class SH, IO, 4.669s, 2036	1,499,166	169,070
IFB Ser. 2594, Class SE, IO, 4.579s, 2030	3,084,384	220,151
IFB Ser. 2828, Class TI, IO, 4.579s, 2030	1,709,081	151,822
IFB Ser. 3397, Class GS, IO, 4.529s, 2037	1,574,252	128,158
IFB Ser. 3297, Class BI, IO, 4.289s, 2037	7,116,465	687,027
IFB Ser. 3287, Class SD, IO, 4.279s, 2037	2,844,229	249,587
IFB Ser. 3281, Class BI, IO, 4.279s, 2037	1,369,406	127,704
IFB Ser. 3281, Class CI, IO, 4.279s, 2037	157,788	12,972
IFB Ser. 3249, Class SI, IO, 4.279s, 2036	1,191,779	116,221
IFB Ser. 3028, Class ES, IO, 4.279s, 2035	9,066,521	848,468
IFB Ser. 3042, Class SP, IO, 4.279s, 2035	2,006,823	185,178
IFB Ser. 3045, Class DI, IO, 4.259s, 2035	5,539,330	437,831
IFB Ser. 3136, Class NS, IO, 4.229s, 2036	5,338,355	441,542
IFB Ser. 3107, Class DC, IO, 4.229s, 2035	4,696,737	451,568
IFB Ser. 2950, Class SM, IO, 4.229s, 2016	1,050,344	85,147
IFB Ser. 3256, Class S, IO, 4.219s, 2036	2,886,139	275,383
IFB Ser. 3031, Class BI, IO, 4.219s, 2035	1,783,979	185,985
IFB Ser. 3244, Class SB, IO, 4.189s, 2036	1,974,832	178,433
IFB Ser. 3244, Class SG, IO, 4.189s, 2036	2,302,183	213,931
IFB Ser. 3236, Class IS, IO, 4.179s, 2036	3,587,702	315,016
IFB Ser. 3114, Class TS, IO, 4.179s, 2030	11,412,615	831,927
IFB Ser. 3128, Class JI, IO, 4.159s, 2036	5,921,404	552,860
IFB Ser. 3240, Class S, IO, 4.149s, 2036	7,069,982	634,692
IFB Ser. 3153, Class JI, IO, 4.149s, 2036	3,154,718	248,430
IFB Ser. 3065, Class DI, IO, 4.149s, 2035	1,376,477	140,743
IFB Ser. 3145, Class GI, IO, 4.129s, 2036	4,858,463	475,238
IFB Ser. 3114, Class GI, IO, 4.129s, 2036	1,961,900	207,347
IFB Ser. 3339, Class JI, IO, 4.119s, 2037	3,048,384	227,058
IFB Ser. 3218, Class AS, IO, 4.109s, 2036	2,375,334	201,127
IFB Ser. 3221, Class SI, IO, 4.109s, 2036	2,903,834	247,741
IFB Ser. 3202, Class PI, IO, 4.069s, 2036	7,982,537	691,283
IFB Ser. 3355, Class MI, IO, 4.029s, 2037	1,791,576	143,793
IFB Ser. 3201, Class SG, IO, 4.029s, 2036	3,665,870	316,022
IFB Ser. 3203, Class SE, IO, 4.029s, 2036	3,306,261	279,528
IFB Ser. 3171, Class PS, IO, 4.014s, 2036	581,236	48,030
IFB Ser. 3152, Class SY, IO, 4.009s, 2036	3,636,546	337,422
IFB Ser. 3284, Class BI, IO, 3.979s, 2037	2,263,295	184,242
IFB Ser. 3260, Class SA, IO, 3.979s, 2037	2,089,959	149,518
IFB Ser. 3199, Class S, IO, 3.979s, 2036	1,658,413	141,109
IFB Ser. 3284, Class LI, IO, 3.969s, 2037	4,702,382	395,712
IFB Ser. 3281, Class AI, IO, 3.959s, 2037	8,539,419	728,540
IFB Ser. 3012, Class UI, IO, 3.949s, 2035	3,117,877	252,791
IFB Ser. 3311, Class EI, IO, 3.939s, 2037	1,185,903	94,148
IFB Ser. 3311, Class IA, IO, 3.939s, 2037	3,513,500	306,351
IFB Ser. 3311, Class IB, IO, 3.939s, 2037	3,513,500	306,351
IFB Ser. 3311, Class IC, IO, 3.939s, 2037	3,513,500	306,351
IFB Ser. 3311, Class ID, IO, 3.939s, 2037	3,513,500	306,351
IFB Ser. 3311, Class IE, IO, 3.939s, 2037	4,974,219	433,715
IFB Ser. 3240, Class GS, IO, 3.909s, 2036	4,248,155	351,680
IFB Ser. 3339, Class TI, IO, 3.669s, 2037	3,288,516	251,968
IFB Ser. 3284, Class CI, IO, 3.649s, 2037	6,453,749	484,479
IFB Ser. 3016, Class SQ, IO, 3.639s, 2035	3,620,602	211,914
IFB Ser. 3012, Class IG, IO, 3.609s, 2035	12,061,245	904,450
Ser. 3403, PO, zero %, 2037	94,920	71,613
Ser. 3369, Class BO, PO, zero %, 2037	91,057	65,835
Ser. 246, PO, zero %, 2037	354,215	268,215
Ser. 3391, PO, zero %, 2037	168,450	123,304
Ser. 3292, Class DO, PO, zero %, 2037	87,680	63,123
Ser. 3292, Class OA, PO, zero %, 2037	180,606	128,583
Ser. 3296, Class OK, PO, zero %, 2037	89,695	64,022
Ser. 3300, PO, zero %, 2037	1,639,865	1,256,407
Ser. 3252, Class LO, PO, zero %, 2036	156,810	118,285
Ser. 3255, Class CO, PO, zero %, 2036	392,535	286,736
Ser. 3218, Class AO, PO, zero %, 2036	84,501	63,415
Ser. 3206, Class EO, PO, zero %, 2036	75,210	55,550
Ser. 3175, Class MO, PO, zero %, 2036	413,356	303,911
Ser. 3210, PO, zero %, 2036	78,680	56,674
Ser. 3139, Class CO, PO, zero %, 2036	77,775	56,290
Ser. 2587, Class CO, PO, zero %, 2032	295,446	233,475
FRB Ser. 3349, Class DO, zero %, 2037	261,167	248,570
FRB Ser. 3327, Class YF, zero %, 2037	901,998	895,403
FRB Ser. 3326, Class XF, zero %, 2037	1,333,639	1,221,232
FRB Ser. 3326, Class YF, zero %, 2037	2,558,202	2,603,209
FRB Ser. 3263, Class TA, zero %, 2037	344,488	365,958
FRB Ser. 3241, Class FH, zero %, 2036	659,121	604,284
FRB Ser. 3231, Class XB, zero %, 2036	517,818	515,861
FRB Ser. 3283, Class HF, zero %, 2036	84,091	85,383
FRB Ser. 3231, Class X, zero %, 2036	539,305	549,464

FRB Ser. 3117, Class AF, zero %, 2036	147,045	147,716
FRB Ser. 3326, Class WF, zero %, 2035	3,036,438	2,713,771
FRB Ser. 3030, Class CF, zero %, 2035	889,081	768,292
FRB Ser. 3036, Class AS, zero %, 2035	149,552	139,293
Government National Mortgage Association
IFB Ser. 07-26, Class WS, 44.617s, 2037	1,628,077	2,554,810
IFB Ser. 07-38, Class AS, 31.91s, 2037	2,075,511	2,768,911
IFB Ser. 06-34, Class SA, 24.649s, 2036	4,747,717	5,732,158
IFB Ser. 07-51, Class SP, 24.589s, 2037	745,497	873,552
IFB Ser. 07-44, Class SP, 23.468s, 2036	880,536	1,080,499
IFB Ser. 07-35, Class DK, 19.882s, 2035	327,000	378,668
IFB Ser. 05-84, Class SL, 12.596s, 2035	5,095,367	5,080,728
IFB Ser. 05-66, Class SP, 12.596s, 2035	2,330,268	2,329,097
IFB Ser. 05-84, Class SB, 10.795s, 2035	4,070,364	3,990,784
IFB Ser. 05-68, Class DP, 10.453s, 2035	7,119,735	7,115,499
IFB Ser. 05-7, Class NP, 8.831s, 2033	643,110	644,637
IFB Ser. 06-62, Class SI, IO, 4.898s, 2036	2,605,864	222,304
IFB Ser. 07-1, Class SL, IO, 4.878s, 2037	1,212,162	107,196
IFB Ser. 07-1, Class SM, IO, 4.868s, 2037	1,212,162	106,868
IFB Ser. 04-59, Class SC, IO, 4.729s, 2034	1,434,891	144,683
IFB Ser. 07-49, Class NY, IO, 4.618s, 2035	17,646,345	1,546,696
IFB Ser. 07-36, Class SW, IO, 4.418s, 2035	21,619,148	1,661,929
IFB Ser. 07-26, Class SG, IO, 4.368s, 2037	3,803,193	322,953
IFB Ser. 07-9, Class BI, IO, 4.338s, 2037	7,974,789	606,743
IFB Ser. 07-26, Class SD, IO, 4.329s, 2037	3,989,235	308,784
IFB Ser. 07-26, Class SL, IO, 4.329s, 2037	26,076,806	2,124,269
IFB Ser. 07-26, Class SM, IO, 4.329s, 2037	21,353,772	1,705,035
IFB Ser. 07-26, Class SN, IO, 4.329s, 2037	15,588,573	1,258,403
IFB Ser. 07-31, Class CI, IO, 4.328s, 2037	2,144,330	155,048
IFB Ser. 07-25, Class SA, IO, 4.318s, 2037	2,773,340	200,005
IFB Ser. 07-25, Class SB, IO, 4.318s, 2037	5,468,345	412,734
IFB Ser. 07-22, Class S, IO, 4.318s, 2037	2,113,791	197,401
IFB Ser. 07-11, Class SA, IO, 4.318s, 2037	1,935,946	158,238
IFB Ser. 07-14, Class SB, IO, 4.318s, 2037	343,137	28,100
IFB Ser. 07-51, Class SJ, IO, 4.268s, 2037	2,262,222	201,162
IFB Ser. 07-58, Class PS, IO, 4.218s, 2037	2,288,659	182,349
IFB Ser. 07-59, Class PS, IO, 4.188s, 2037	1,775,310	137,306
IFB Ser. 07-59, Class SP, IO, 4.188s, 2037	16,246,194	1,284,408
IFB Ser. 07-48, Class SB, IO, 4.179s, 2037	3,026,309	201,343
IFB Ser. 07-68, Class PI, IO, 4.168s, 2037	1,272,139	101,022
IFB Ser. 06-38, Class SG, IO, 4.168s, 2033	8,155,420	558,775
IFB Ser. 07-53, Class SG, IO, 4.118s, 2037	1,409,663	93,953
IFB Ser. 07-17, Class AI, IO, 4.079s, 2037	7,778,403	616,880
IFB Ser. 08-3, Class SA, IO, 4.068s, 2038	4,641,057	287,842
IFB Ser. 07-64, Class AI, IO, 4.068s, 2037	80,195,046	5,413,366
IFB Ser. 07-53, Class ES, IO, 4.068s, 2037	2,019,576	112,949
IFB Ser. 08-4, Class SA, IO, 4.034s, 2038	9,589,451	587,303
IFB Ser. 07-9, Class AI, IO, 4.029s, 2037	3,329,106	247,665
IFB Ser. 07-67, Class SI, IO, 4.028s, 2037	28,700,355	1,735,510
IFB Ser. 07-9, Class DI, IO, 4.028s, 2037	4,049,919	276,733
IFB Ser. 07-57, Class QA, IO, 4.018s, 2037	4,700,532	282,434
IFB Ser. 07-58, Class SA, IO, 4.018s, 2037	3,727,997	232,989
IFB Ser. 07-58, Class SC, IO, 4.018s, 2037	3,531,629	188,267
IFB Ser. 07-61, Class SA, IO, 4.018s, 2037	2,496,032	163,749
IFB Ser. 07-53, Class SC, IO, 4.018s, 2037	2,277,856	128,922
IFB Ser. 07-53, Class SE, IO, 4.018s, 2037	36,829,993	2,365,664
IFB Ser. 06-28, Class GI, IO, 4.018s, 2035	2,503,796	177,897
IFB Ser. 07-58, Class SD, IO, 4.008s, 2037	3,452,148	181,464
IFB Ser. 07-59, Class SD, IO, 3.988s, 2037	27,401,984	1,670,863
IFB Ser. 05-65, Class SI, IO, 3.868s, 2035	14,863,480	1,125,742
IFB Ser. 06-7, Class SB, IO, 3.838s, 2036	10,060,201	657,726
IFB Ser. 05-82, Class KS, IO, 3.818s, 2035	6,572,988	471,835
IFB Ser. 07-17, Class IC, IO, 3.779s, 2037	2,131,259	143,978
IFB Ser. 07-17, Class IB, IO, 3.768s, 2037	1,563,707	103,137
IFB Ser. 06-14, Class S, IO, 3.768s, 2036	2,860,492	196,132
IFB Ser. 06-20, Class S, IO, 3.768s, 2036	11,723,914	809,126
IFB Ser. 06-11, Class ST, IO, 3.758s, 2036	1,741,685	117,177
IFB Ser. 07-25, Class KS, IO, 3.729s, 2037	732,826	56,003
IFB Ser. 07-21, Class S, IO, 3.729s, 2037	4,528,024	276,889
IFB Ser. 07-27, Class SD, IO, 3.718s, 2037	1,936,118	111,960
IFB Ser. 07-19, Class SJ, IO, 3.718s, 2037	3,375,513	196,722
IFB Ser. 07-23, Class ST, IO, 3.718s, 2037	3,951,106	221,416
IFB Ser. 07-8, Class SA, IO, 3.718s, 2037	1,397,855	90,441
IFB Ser. 07-9, Class CI, IO, 3.718s, 2037	5,283,049	312,553
IFB Ser. 07-7, Class EI, IO, 3.718s, 2037	2,015,110	117,289
IFB Ser. 07-7, Class JI, IO, 3.718s, 2037	5,172,501	341,647
IFB Ser. 07-1, Class S, IO, 3.718s, 2037	4,342,936	253,918
IFB Ser. 07-3, Class SA, IO, 3.718s, 2037	4,153,801	242,067
IFB Ser. 07-31, Class AI, IO, 3.709s, 2037	2,049,002	188,346
IFB Ser. 07-43, Class SC, IO, 3.629s, 2037	2,661,646	156,082
IFB Ser. 07-73, Class MI, IO, 3.518s, 2037	23,130,126	1,136,661
IFB Ser. 07-67, Class EI, IO, 0.02s, 2037	15,523,760	7,234
IFB Ser. 07-67, Class GI, IO, 0.02s, 2037	45,456,313	21,137
Ser. 07-73, Class MO, PO, zero %, 2037	1,778,737	1,311,734
FRB Ser. 07-73, Class KI, IO, zero %, 2037	17,791,464	487,998
FRB Ser. 07-73, Class KM, zero %, 2037	1,779,555	1,786,483
FRB Ser. 07-49, Class UF, zero %, 2037	239,429	229,585
FRB Ser. 07-35, Class UF, zero %, 2037	384,207	390,687
FRB Ser. 07-22, Class TA, zero %, 2037	315,816	330,402
Greenwich Capital Commercial Funding Corp. FRB Ser.
05-GG5, Class A5, 5.224s, 2037 (F)	99,000	93,701
GS Mortgage Securities Corp. II
Ser. 06-GG6, Class A2, 5.506s, 2038 (F)	1,254,000	1,251,496
Ser. 05-GG4, Class A4, 4.761s, 2039	558,000	533,507
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,

4.835s, 2035 (F)		5,035,417	4,863,978
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class AM, 6.261s, 2051		313,000	290,013
FRB Ser. 07-LD12, Class A3, 6.189s, 2051		991,000	961,111
FRB Ser. 07-LD11, Class AM, 6.007s, 2049		182,000	166,530
FRB Ser. 04-PNC1, Class A4, 5.541s, 2041 (F)		214,000	207,789
FRB Ser. 07-LDPX, Class AM, 5.464s, 2049		186,000	165,105
Ser. 07-LDPX, Class A3, 5.42s, 2049		8,865,000	8,202,873
Ser. 05-CB12, Class A4, 4.895s, 2037 (F)		562,000	522,840
Ser. 04-C3, Class A5, 4.878s, 2042 (F)		532,000	497,187
LB-UBS Commercial Mortgage Trust
Ser. 01-C3, Class A2, 6.365s, 2028		189,000	192,757
Ser. 07-C6, Class A2, 5.845s, 2012		313,000	310,309
FRB Ser. 04-C4, Class A4, 5.295s, 2029		103,000	101,316
Lehman Mortgage Trust
IFB Ser. 07-5, Class 4A3, 25.185s, 2037		1,595,064	1,795,999
IFB Ser. 07-5, Class 8A2, IO, 5.238s, 2036		3,169,779	265,589
Ser. 07-1, Class 3A2, IO, 4.768s, 2037		3,629,423	360,569
IFB Ser. 06-9, Class 3A2, IO, 4.748s, 2037		1,903,799	180,108
IFB Ser. 07-4, Class 3A2, IO, 4.718s, 2037		2,745,151	227,370
IFB Ser. 06-5, Class 2A2, IO, 4.668s, 2036		6,457,368	506,998
IFB Ser. 07-4, Class 2A2, IO, 4.188s, 2037		10,023,079	826,874
IFB Ser. 06-7, Class 2A5, IO, 4.183s, 2036		6,558,790	507,658
Ser. 06-9, Class 2A3, IO, 4.138s, 2036		5,938,769	509,494
IFB Ser. 06-9, Class 2A2, IO, 4.138s, 2037		4,416,057	369,605
IFB Ser. 06-8, Class 2A2, IO, 4.098s, 2036		16,866,043	1,145,966
IFB Ser. 06-7, Class 2A4, IO, 4.068s, 2036		6,030,737	412,296
IFB Ser. 06-6, Class 1A2, IO, 4.018s, 2036		2,716,455	178,301
IFB Ser. 06-6, Class 1A3, IO, 4.018s, 2036		4,802,069	333,329
IFB Ser. 07-5, Class 10A2, IO, 3.858s, 2037		5,549,929	347,322
Merrill Lynch Mortgage Trust
FRB Ser. 04-BPC1, Class A5, 4.855s, 2041		544,000	524,674
FRB Ser. 05-MCP1, Class A4, 4.747s, 2043 (F)		528,000	488,079
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.458s, 2043		634,000	651,010
FRB Ser. 07-IQ14, Class AM, 5.877s, 2049		69,000	62,010
Ser. 05-HQ6, Class A4A, 4.989s, 2042		99,000	94,458
Permanent Financing PLC 144A FRB Ser. 9A, Class 3A,
2.796s, 2033 (United Kingdom)		815,000	794,625
Permanent Master Issuer PLC FRB Ser. 07-1, Class 4A,
2.793s, 2033 (United Kingdom)		981,000	944,213
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037		9,077,849	7,747,036
Ser. 04-20, Class 1A2, 6.179s, 2035		279,855	226,683
FRB Ser. 05-18, Class 6A1, 5.247s, 2035 (F)		6,704,558	5,970,642
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 3.768s, 2037		51,087,021	3,150,425
Ser. 07-4, Class 1A4, IO, 1s, 2037		54,119,642	1,457,576
Structured Asset Securities Corp. 144A Ser. 07-RF1,
Class 1A, IO, 3.399s, 2037		8,041,343	362,279
Terwin Mortgage Trust 144A FRB Ser. 06-9HGA, Class A1,
2.563s, 2037		1,691,048	1,538,854
Wachovia Bank Commercial Mortgage Trust Ser. 07-C30,
Class A3, 5.246s, 2043		796,000	777,234
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 5.005s, 2036 (F)		889,403	853,728
Ser. 05-AR2, Class 2A1, 4.541s, 2035		4,202,229	3,993,799
Ser. 05-AR9, Class 1A2, 4.367s, 2035		187,102	136,585
Ser. 04-R, Class 2A1, 4.365s, 2034 (F)		4,124,639	3,971,907

Total collateralized mortgage obligations (cost $476,525,821)			$516,253,012

PURCHASED OPTIONS OUTSTANDING (6.9%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with Deutschbank for
the right to pay a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	$174,122,000	$2,904,355
Option on an interest rate swap with Deutschbank for
the right to receive a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	174,122,000	9,639,394
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 08, 2019.	Apr-09/5.325	164,692,000	8,591,982
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 08, 2019.	Apr-09/5.325	164,692,000	2,915,048
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	84,411,000	4,637,540
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	84,411,000	2,369,417
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.03% versus the three month USD-LIBOR-BBA maturing
on February 16, 2020.	Feb-10/5.03	34,320,000	1,457,914
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate

of 5.315% versus the three month USD-LIBOR-BBA maturing
on April 08, 2019.	Apr-09/5.315	164,692,000	8,506,342
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.315%
versus the three month USD-LIBOR-BBA maturing on
April 08, 2019.	Apr-09/5.315	164,692,000	2,957,868
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	84,411,000	4,637,540
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	213,467,000	11,721,473
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	213,467,000	5,985,615
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	84,411,000	2,369,417
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.03%
versus the three month USD-LIBOR-BBA maturing on
February 16, 2020.	Feb-10/5.03	34,320,000	1,470,269
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.315% versus the three month
USD-LIBOR-BBA maturing February 7, 2023.	Feb-13/5.315	108,617,000	6,072,776
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.315% versus the three month USD-LIBOR-BBA
maturing February 7, 2023.	Feb-13/5.315	108,617,000	5,673,066
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.37% versus the three month USD-LIBOR-BBA
maturing November 12, 2019.	Nov-09/5.37	84,411,000	2,332,276
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.37% versus the three month
USD-LIBOR-BBA maturing November 12, 2019.	Nov-09/5.37	84,411,000	4,695,784

Total purchased options outstanding (cost $78,300,324)			$88,938,076

ASSET-BACKED SECURITIES (0.5%)(a)
		Principal amount	Value

Ace Securities Corp. FRB Ser. 06-HE3, Class A2C,
2.633s, 2036		$32,000	$25,118
Argent Securities, Inc. FRB Ser. 06-W4, Class A2C,
2.643s, 2036		100,000	70,500
Fremont Home Loan Trust FRB Ser. 06-2, Class 2A3,
2.653s, 2036		131,000	100,215
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 2.633s, 2036		196,000	125,923
Lehman XS Trust
IFB Ser. 07-3, Class 4B, IO, 4.298s, 2037		3,922,592	308,886
FRB Ser. 07-6, Class 2A1, 2.693s, 2037		425,295	306,935
Long Beach Mortgage Loan Trust FRB Ser. 06-1,
Class 2A3, 2.673s, 2036		45,000	38,025
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-RZ2, Class A2, 2.653s, 2036		5,138,000	4,657,083
FRB Ser. 07-RZ1, Class A2, 2.643s, 2037		49,000	36,020
Securitized Asset Backed Receivables, LLC FRB Ser.
07-NC2, Class A2B, 2.623s, 2037		46,000	31,050
Soundview Home Equity Loan Trust FRB Ser. 06-3,
Class A3, 2.643s, 2036		196,000	154,993

Total asset-backed securities (cost $6,456,257)			$5,854,748

SHORT-TERM INVESTMENTS (34.2%)(a)
		Principal
		amount/shares	Value

Federal Home Loan Bank, for an effective yield
of 2.31%, August 15, 2008		$45,000,000	$44,870,624
Federal National Mortgage Association, for
an effective yield of 2.28%, August 08, 2008		40,000,000	39,904,156
Federal Home Loan Bank, for an effective yield
of 2.24%, July 30, 2008		39,246,000	39,175,499
Federal Home Loan Bank, for effective yields ranging
from 2.23% to 2.24%, July 25, 2008		64,000,000	63,904,653
Federal Home Loan Bank, for an effective yield
of 2.22%, July 16, 2008		24,000,000	23,977,800
Interest in $150,000,000 joint triparty repurchase
agreement dated June 30, 2008 with Deutsche Bank
Securities, Inc. due July 1, 2008 -- maturity value
of $79,905,993 for an effective yield of 2.70%
(collateralized by various mortgage backed securities
with coupon rates of 5.0% to 5.5% and due dates
ranging from December 1, 2037 to June 1, 2038 valued
at $153,000,000)		79,900,000	79,900,000
Putnam Prime Money Market Fund (e)		138,436,928	138,436,928
U.S. Treasury Bills, for effective yields ranging from

1.18% to 2.00%, September 18, 2008 (SEG)	11,339,000	11,304,666

Total short-term investments (cost $441,472,079)		$441,474,326

TOTAL INVESTMENTS

Total investments (cost $2,873,088,748) (b)		$2,927,962,867

FUTURES CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Short)	486	$117,211,050	Jun-09	$959,353
Euro-Dollar 90 day (Short)	1,511	363,452,163	Sep-09	3,055,803
Euro-Dollar 90 day (Short)	1,553	372,467,638	Dec-09	3,358,253
Euro-Dollar 90 day (Short)	82	19,627,725	Mar-10	117,989
U.S. Treasury Bond 20 yr (Long)	2,148	248,295,375	Sep-08	5,557,102
U.S. Treasury Note 2 yr (Short)	9,094	1,920,681,219	Sep-08	(5,235,237)
U.S. Treasury Note 5 yr (Short)	8,449	934,076,555	Sep-08	1,568,108
U.S. Treasury Note 10 yr (Long)	7,494	853,730,531	Sep-08	4,910,708

Total				$14,292,079

WRITTEN OPTIONS OUTSTANDING at 6/30/08 (premiums received $100,106,507) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 5.89% versus the three month USD-LIBOR-BBA maturing on
July 15, 2019.	$139,701,000	Jul-09/5.89	$11,687,386
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.385% versus the three month USD-LIBOR-BBA
maturing August 28, 2018.	83,876,000	Aug-08/5.385	4,577,113
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.35% versus the three month USD-LIBOR-BBA
maturing on August 28, 2018.	33,551,000	Aug-08/5.35	1,746,665
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 5.89% versus the three month USD-LIBOR-BBA maturing on
July 15, 2019.	139,701,000	Jul-09/5.89	1,553,475
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.385% versus the three month
USD-LIBOR-BBA maturing on August 28, 2018.	83,876,000	Aug-08/5.385	153,493
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.35% versus the three month
USD-LIBOR-BBA maturing August 28, 2018.	33,551,000	Aug-08/5.35	70,793
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.22% versus the three month USD-LIBOR-BBA
maturing October 28, 2019.	198,450,000	Oct-09/5.22	9,696,267
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.22% versus the three month
USD-LIBOR-BBA maturing October 28, 2019.	198,450,000	Oct-09/5.22	6,271,020
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	33,865,000	Dec-08/5.00	1,156,490
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	33,865,000	Dec-08/5.00	644,451
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.395% versus the three month USD-LIBOR-BBA maturing on
August 28, 2018.	315,948,000	Aug-08/5.395	17,468,765
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 4.935% versus the three month USD-LIBOR-BB
maturing March 02, 2019.	263,963,000	Feb-09/4.935	8,832,202
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 4.935% versus the three month
USD-LIBOR-BBA maturing March 02, 2019.	263,963,000	Feb-09/4.935	7,100,605
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.395% versus the three month USD-LIBOR-BBA maturing
on August 28, 2018.	315,948,000	Aug-08/5.395	556,068
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	1,473,000	May-12/5.51	93,300
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	1,473,000	May-12/5.51	64,414
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	736,500	May-12/5.515	46,856
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.515% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	736,500	May-12/5.515	32,119
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	294,500	May-12/5.52	18,760
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.52% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	294,500	May-12/5.52	12,790
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.32% versus the three month USD-LIBOR-BBA maturing on
January 9, 2022.	391,998,000	Jan-12/5.32	22,214,527
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.32% versus the three month USD-LIBOR-BBA maturing on
January 9, 2022.	391,998,000	Jan-12/5.32	18,843,343

Total			$112,840,902

TBA SALE COMMITMENTS OUTSTANDING at 6/30/08 (proceeds receivable $593,756,563) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 5 1/2s, July 1, 2038	$426,000,000	07/14/08	$419,743,125
FNMA, 5s, July 1, 2038	187,000,000	07/14/08	179,183,980

Total			$598,927,105

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

			Payments	Payments	Unrealized
Swap counterparty /	Upfront	Termination	made by	received by	appreciation/
Notional amount	premium (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$95,668,000	$--	5/23/10	3 month USD-LIBOR-BBA	3.155%	$(551,784)

261,042,000	--	9/24/09	3 month USD-LIBOR-BBA	4.7375%	7,880,473

45,000,000	--	8/11/15	4.892%	3 month USD-LIBOR-BBA	(1,816,323)

71,000,000	--	10/21/15	4.943%	3 month USD-LIBOR-BBA	(2,266,651)

24,940,000	--	5/31/16	5.58909%	3 month USD-LIBOR-BBA	(1,804,355)

3,333,000	--	10/3/16	5.15630%	3 month USD-LIBOR-BBA	(155,942)

26,940,000	--	9/1/15	3 month USD-LIBOR-BBA	4.53%	418,053

5,601,000	--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(32,885)

44,917,000	--	5/15/18	4.48%	3 month USD-LIBOR-BBA	575,779

Citibank, N.A.
39,322,000	--	4/3/18	4.18%	3 month USD-LIBOR-BBA	1,361,212

116,000,000	--	6/28/15	3 month USD-LIBOR-BBA	4.335%	(912,616)

131,500,000	--	4/6/09	3 month USD-LIBOR-BBA	5.264%	2,997,060

151,150,000	--	7/27/09	5.504%	3 month USD-LIBOR-BBA	(6,469,857)

78,761,000	--	10/26/12	4.6275%	3 month USD-LIBOR-BBA	(1,631,955)

62,935,000	--	11/9/09	4.387%	3 month USD-LIBOR-BBA	(1,067,451)

64,673,000	--	11/9/17	5.0825%	3 month USD-LIBOR-BBA	(2,380,987)

97,880,000	--	11/23/17	4.885%	3 month USD-LIBOR-BBA	(2,038,685)

20,090,000	--	11/9/17	3 month USD-LIBOR-BBA	5.07641%	730,010

406,233,000	--	12/24/09	3 month USD-LIBOR-BBA	3.8675%	3,220,292

76,462,000	--	12/24/27	4.9425%	3 month USD-LIBOR-BBA	(197,748)

Credit Suisse International
218,000	--	8/29/12	5.04556%	3 month USD-LIBOR-BBA	(10,722)

4,935,000	--	9/28/16	5.10886%	3 month USD-LIBOR-BBA	(248,774)

Goldman Sachs International
20,776,000	--	3/11/38	5.029%	3 month USD-LIBOR-BBA	(469,356)

232,062,000	--	3/14/13	3 month USD-LIBOR-BBA	3.37125%	(6,362,366)

53,070,000	--	4/2/18	4.076%	3 month USD-LIBOR-BBA	2,283,790

72,850,000	--	4/3/18	3 month USD-LIBOR-BBA	4.19%	(2,462,520)

30,079,000	--	4/23/18	4.43%	3 month USD-LIBOR-BBA	476,838

1,033,000	--	5/19/18	4.525%	3 month USD-LIBOR-BBA	9,884

3,112,000	--	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(177,028)

23,700,000	--	7/25/09	5.327%	3 month USD-LIBOR-BBA	(956,988)

263,665,000	--	11/20/08	5.16%	3 month USD-LIBOR-BBA	(3,005,636)

59,363,000	--	11/20/26	3 month USD-LIBOR-BBA	5.261%	2,698,495

256,010,000	--	11/21/08	5.0925%	3 month USD-LIBOR-BBA	(2,842,632)

56,785,000	--	11/21/26	3 month USD-LIBOR-BBA	5.2075%	2,205,912

8,486,000	--	12/20/16	3 month USD-LIBOR-BBA	5.074%	298,317

80,460,000	--	1/8/12	3 month USD-LIBOR-BBA	4.98%	3,909,350

150,000,000	--	11/6/09	4.365%	3 month USD-LIBOR-BBA	(2,492,979)

2,510,000	--	11/9/17	3 month USD-LIBOR-BBA	5.071%	90,157

5,187,000	--	5/3/16	5.565%	3 month USD-LIBOR-BBA	(374,194)

63,528,600	--	9/19/09	3 month USD-LIBOR-BBA	4.763%	1,960,424

122,399,100	--	9/21/09	3 month USD-LIBOR-BBA	4.60%	3,430,133

34,089,300	--	9/21/17	5.149%	3 month USD-LIBOR-BBA	(1,765,422)

1,370,000	--	11/9/17	3 month USD-LIBOR-BBA	5.08%	50,172

JPMorgan Chase Bank, N.A.
12,154,000	--	2/19/18	3 month USD-LIBOR-BBA	4.585%	94,245

98,380,000	--	8/15/11	5.412%	3 month USD-LIBOR-BBA	(5,925,639)

8,838,000	--	3/5/18	4.325%	3 month USD-LIBOR-BBA	123,652

23,290,000	--	3/7/18	4.45%	3 month USD-LIBOR-BBA	89,532

12,985,000	--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(238,668)

46,257,000	--	3/11/38	5.03%	3 month USD-LIBOR-BBA	(1,052,083)

22,877,000	--	3/14/18	4.775%	3 month USD-LIBOR-BBA	(501,134)

522,558,000	--	3/22/10	3 month USD-LIBOR-BBA	2.23%	(7,681,566)

172,502,000	--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	(2,208,316)

22,000,000	--	1/17/16	4.946%	3 month USD-LIBOR-BBA	(979,079)

3,373,000	--	9/18/16	5.291%	3 month USD-LIBOR-BBA	(215,240)

10,001,000	--	5/7/13	3.9325%	3 month USD-LIBOR-BBA	118,644

156,701,000	--	5/16/18	4.53%	3 month USD-LIBOR-BBA	1,402,953

159,447,000	--	5/23/10	3 month USD-LIBOR-BBA	3.16%	(902,856)

31,000,000	--	6/13/13	4.47%	3 month USD-LIBOR-BBA	(322,119)

14,100,000	--	6/27/17	3 month USD-LIBOR-BBA	5.712%	1,141,996

58,380,000	--	7/5/17	3 month USD-LIBOR-BBA	4.55%	607,253

53,690,000	--	10/10/13	5.054%	3 month USD-LIBOR-BBA	(2,181,893)

74,700,000	--	10/10/13	5.09%	3 month USD-LIBOR-BBA	(3,182,946)

24,000,000	--	6/27/18	3 month USD-LIBOR-BBA	4.8305%	298,193

262,992,000	--	11/20/08	5.165%	3 month USD-LIBOR-BBA	(3,029,193)

59,195,000	--	11/20/26	3 month USD-LIBOR-BBA	5.266%	2,727,304

4,100,000	--	7/25/17	3 month USD-LIBOR-BBA	5.652%	391,212

13,500,000	--	3/30/16	3 month USD-LIBOR-BBA	5.2755%	842,231

7,464,000	--	12/19/16	5.0595%	3 month USD-LIBOR-BBA	(255,047)

8,004,000	--	1/19/17	3 month USD-LIBOR-BBA	5.249%	514,788

31,579,000	--	1/19/09	5.24%	3 month USD-LIBOR-BBA	(944,420)

180,867,000	--	1/31/17	3 month USD-LIBOR-BBA	5.415%	13,861,564

75,863,000	--	3/8/17	3 month USD-LIBOR-BBA	5.28%	4,841,890

7,925,000	--	8/2/15	3 month USD-LIBOR-BBA	4.6570%	197,856

19,300,000	--	8/13/12	3 month USD-LIBOR-BBA	5.2%	1,086,759

430,000	--	8/29/17	5.263%	3 month USD-LIBOR-BBA	(27,155)

48,000,000	--	9/11/09	3 month USD-LIBOR-BBA	4.643%	1,418,007

26,000,000	--	9/11/17	3 month USD-LIBOR-BBA	5.01%	1,099,363

38,670,000	--	9/11/27	5.27%	3 month USD-LIBOR-BBA	(2,253,596)

122,399,100	--	9/21/09	3 month USD-LIBOR-BBA	4.6125%	3,452,573

34,089,300	--	9/21/17	5.15%	3 month USD-LIBOR-BBA	(1,767,900)

117,339,000	--	10/30/12	4.68375%	3 month USD-LIBOR-BBA	(2,705,013)

62,935,000	--	11/9/09	4.3975%	3 month USD-LIBOR-BBA	(1,077,216)

64,673,000	--	11/9/17	5.0895%	3 month USD-LIBOR-BBA	(2,415,917)

702,353,000	--	12/11/17	3 month USD-LIBOR-BBA	4.65%	1,025,470

76,462,000	--	12/24/27	4.9675%	3 month USD-LIBOR-BBA	(438,975)

31,500,000	--	8/4/08	3 month USD-LIBOR-BBA	5.40%	631,850

15,900,000	--	8/4/16	3 month USD-LIBOR-BBA	5.5195%	1,328,075

65,600,000	--	9/2/15	3 month USD-LIBOR-BBA	4.4505%	680,098

65,000,000	--	10/21/15	4.916%	3 month USD-LIBOR-BBA	(1,962,490)

59,064,000	--	1/18/18	4.27625%	3 month USD-LIBOR-BBA	915,933

68,587,000	--	1/24/18	4.135%	3 month USD-LIBOR-BBA	1,913,739

91,449,000	--	1/24/18	4.175%	3 month USD-LIBOR-BBA	2,252,198

91,449,000	--	1/24/18	4.1625%	3 month USD-LIBOR-BBA	2,345,889

109,336,000	--	1/31/18	3 month USD-LIBOR-BBA	4.25%	(2,048,627)

129,145,000	--	2/5/18	4.22%	3 month USD-LIBOR-BBA	2,736,530

151,282,000	--	2/5/18	3 month USD-LIBOR-BBA	4.28%	(2,481,551)

600,000	--	4/17/09	5.12%	3 month USD-LIBOR-BBA	(12,628)

200,000	--	4/17/17	3 month USD-LIBOR-BBA	5.266%	10,617

91,000,000	--	10/16/16	5.3345%	3 month USD-LIBOR-BBA	(5,297,571)

Lehman Brothers Special Financing, Inc.
10,929,000	(65,734)	2/26/18	3 month USD-LIBOR-BBA	4.65%	76,345

6,537,000	--	3/7/18	4.34%	3 month USD-LIBOR-BBA	83,625

4,377,000	(3,030)	3/14/18	3 month USD-LIBOR-BBA	4.35%	(58,433)

11,739,000	--	3/19/13	3 month USD-LIBOR-BBA	3.0675%	(489,810)

286,371,000	--	3/20/13	3 month USD-LIBOR-BBA	3.13666%	(11,052,845)

33,760,000	--	3/26/10	3 month USD-LIBOR-BBA	2.3525%	(420,049)

33,760,000	--	3/26/10	3 month USD-LIBOR-BBA	2.395%	(392,293)

72,525,000	--	3/20/13	3 month USD-LIBOR-BBA	3.06%	(3,052,673)

46,200,000	--	3/25/13	3 month USD-LIBOR-BBA	3.2292%	(1,599,268)

15,600,000	--	3/25/38	4.583%	3 month USD-LIBOR-BBA	768,863

59,633,000	--	3/25/10	3 month USD-LIBOR-BBA	2.275%	(828,942)

85,061,000		-- 4/3/18	4.087%	3 month USD-LIBOR-BBA	3,586,545

226,788,000		-- 5/30/10	3 month USD-LIBOR-BBA	3.4275%	(170,895)

219,128,000		-- 4/16/18	3 month USD-LIBOR-BBA	4.405%	(3,769,306)

34,047,000		-- 4/19/38	4.8425%	3 month USD-LIBOR-BBA	554,768

24,752,000		-- 4/21/38	4.945%	3 month USD-LIBOR-BBA	13,155

108,617,000		-- 5/18/18	4.2375%	3 month USD-LIBOR-BBA	3,496,132

41,000,000	(F)	-- 6/30/13	3 month USD-LIBOR-BBA	4.362%	193,165

21,603,000		-- 6/10/38	5.1275%	3 month USD-LIBOR-BBA	(550,846)

145,525,000		-- 6/12/17	3 month USD-LIBOR-BBA	5.717%	12,002,434

119,270,000		-- 6/14/17	3 month USD-LIBOR-BBA	5.8725%	11,175,611

34,794,081		-- 8/29/09	5.005%	3 month USD-LIBOR-BBA	(1,225,356)

63,421,000		-- 8/29/09	5.001%	3 month USD-LIBOR-BBA	(2,236,467)

377,000		-- 8/29/17	5.29125%	3 month USD-LIBOR-BBA	(24,677)

25,000,000		-- 6/26/13	3 month USD-LIBOR-BBA	4.465%	235,499

225,426,000		-- 2/1/17	3 month USD-LIBOR-BBA	5.08%	11,528,214

2,163,766		-- 8/29/17	3 month USD-LIBOR-BBA	5.32%	146,303

246,364,000		-- 8/3/08	3 month USD-LIBOR-BBA	5.425%	4,971,829

161,001,000		-- 8/3/11	5.445%	3 month USD-LIBOR-BBA	(9,961,533)

237,873,000		-- 8/3/16	5.5675%	3 month USD-LIBOR-BBA	(20,681,321)

73,210,000		-- 9/8/16	5.3275%	3 month USD-LIBOR-BBA	(4,922,683)

37,160,000		-- 9/29/13	5.0555%	3 month USD-LIBOR-BBA	(1,795,994)

28,059,000		-- 10/23/08	3 month USD-LIBOR-BBA	5.26%	326,856

11,279,000		-- 10/23/16	3 month USD-LIBOR-BBA	5.3275%	639,817

28,059,000		-- 10/23/08	5.255%	3 month USD-LIBOR-BBA	(326,030)

11,279,000		-- 10/23/16	5.325%	3 month USD-LIBOR-BBA	(637,846)

78,977,000		-- 3/15/09	4.9298%	3 month USD-LIBOR-BBA	(2,087,747)

23,000,000		-- 3/16/09	4.9275%	3 month USD-LIBOR-BBA	(607,389)

168,762,000		-- 8/31/09	3 month USD-LIBOR-BBA	4.89%	5,678,278

35,649,000		-- 8/31/27	5.4925%	3 month USD-LIBOR-BBA	(3,127,076)

35,649,000		-- 9/4/27	5.4475%	3 month USD-LIBOR-BBA	(2,907,789)

168,762,000		-- 9/4/09	3 month USD-LIBOR-BBA	4.836%	5,501,610

183,070,000		-- 9/11/09	3 month USD-LIBOR-BBA	4.6525%	5,433,670

108,656,000		-- 9/13/17	5.0275%	3 month USD-LIBOR-BBA	(4,701,375)

42,352,500		-- 9/19/09	3 month USD-LIBOR-BBA	4.755%	1,301,757

122,399,100		-- 9/24/09	3 month USD-LIBOR-BBA	4.695%	3,618,753

34,089,300		-- 9/24/17	5.285%	3 month USD-LIBOR-BBA	(2,129,508)

78,761,000		-- 10/26/12	4.61375%	3 month USD-LIBOR-BBA	(1,586,741)

35,000,000		-- 11/6/17	4.97625%	3 month USD-LIBOR-BBA	(1,003,230)

62,935,000		-- 11/9/09	4.403%	3 month USD-LIBOR-BBA	(1,082,122)

64,673,000		-- 11/9/17	5.067%	3 month USD-LIBOR-BBA	(2,303,224)

301,636,000		-- 11/13/09	4.275%	3 month USD-LIBOR-BBA	(4,625,714)

325,188,000		-- 11/13/17	5.045%	3 month USD-LIBOR-BBA	(10,979,024)

2,440,000		-- 11/9/17	3 month USD-LIBOR-BBA	5.068%	87,071

230,097,000		-- 12/11/17	4.839%	3 month USD-LIBOR-BBA	(3,684,588)

393,092,000		-- 12/21/09	3 month USD-LIBOR-BBA	4.04125%	4,162,257

406,233,000		-- 12/24/09	3 month USD-LIBOR-BBA	3.84625%	3,092,681

181,604,000		-- 2/8/10	2.728%	3 month USD-LIBOR-BBA	670,109

131,424,000		-- 2/7/18	4.217%	3 month USD-LIBOR-BBA	2,853,733

55,910,000		-- 2/14/13	3.563%	3 month USD-LIBOR-BBA	971,808

9,742,000		-- 2/21/18	4.599%	3 month USD-LIBOR-BBA	(86,296)

33,760,000		-- 3/26/10	3 month USD-LIBOR-BBA	2.325%	(438,028)

Merrill Lynch Capital Services, Inc.
78,761,000		-- 10/26/12	4.6165%	3 month USD-LIBOR-BBA	(1,595,784)

31,608,000		-- 5/7/38	4.8775%	3 month USD-LIBOR-BBA	380,740

Morgan Stanley Capital Services, Inc.
147,000		-- 8/29/17	5.26021%	3 month USD-LIBOR-BBA	(9,251)

2,915,000		-- 2/20/17	5.192%	3 month USD-LIBOR-BBA	(170,122)

Total					$(35,628,576)

(F) Is valued at fair value following procedures approved by the Trustees.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

			Fixed payments	Total return
Swap counterparty /		Termination	received (paid) by	received by	Unrealized
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
$33,040,000	(1)(F)	11/2/08	20 bp plus	The spread	$(876,287)
			change in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 year Index
multiplied by
the modified
duration factor

Merrill Lynch Capital Services
654,177,293		7/14/08	(2.61%) 5.50%	FNMA 5.50% 30 YR	(3,815,963)
TBA

Total					$(4,692,250)

(F) Is valued at fair value following procedures approved by the Trustees.

(1) Fund receives the net fixed and total return payment if positive and pays the net fixed and total return payment if negative.

NOTES

(a) Percentages indicated are based on net assets of $1,291,806,217.

(b) The aggregate identified cost on a tax basis is $2,874,158,909, resulting in gross unrealized appreciation and depreciation of $78,262,532 and $24,458,574, respectively, or net unrealized appreciation of $53,803,958.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at June 30, 2008.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $2,711,411 for the period ended June 30, 2008. During the period ended June 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $159,070,097 and $64,235,436, respectively.

(F) Is valued at fair value following procedures approved by the Trustees.

At June 30, 2008, liquid assets totaling $886,132,852 have been designated as collateral for open forward commitments.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) are the current interest rates at June 30, 2008.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at June 30, 2008.

Security valuation Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam, LLC. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as a realized gain or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam U.S. Government Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August, 28 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 28, 2008